STOCKHOLDERS DEFICIT (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Warrants outstanding		3,000,001
Intrinsic Value		$ 0
Warrant Exercise Price 609375.00 [Member]
Warrants outstanding	1	1
Intrinsic Value		$ 0
Warrant expiration date	May 24, 2023	May 24, 2023
Warrant exercise price	$ 609,375.00	$ 609,375.00
Warrant Exercise Price 100.00 [Member]
Warrants outstanding	1,000,000	1,000,000
Intrinsic Value		$ 0
Warrant expiration date	Dec. 30, 2026	Dec. 30, 2026
Warrant exercise price	$ 100.00	$ 100.00
Warrant Exercise Price 200.00 [Member]
Warrants outstanding	1,000,000	1,000,000
Intrinsic Value		$ 0
Warrant expiration date	Dec. 30, 2026	Dec. 30, 2026
Warrant exercise price	$ 200.00	$ 200.00
Warrant Exercise Price 500.00 [Member]
Warrants outstanding	500,000	500,000
Intrinsic Value		$ 0
Warrant expiration date	Dec. 31, 2026	Dec. 31, 2026
Warrant exercise price	$ 500.00	$ 500.00
Warrant Exercise Price 1000.00 [Member]
Warrants outstanding	500,000	500,000
Intrinsic Value		$ 0
Warrant expiration date	Dec. 31, 2026	Dec. 31, 2026
Warrant exercise price	$ 1,000.00	$ 1,000.00